LOANS PAYABLE	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
LOANS PAYABLE [Text Block]

14. LOANS PAYABLE

During the year ended December 31, 2021, the Company entered into two separate credit arrangements as follows:

Sprott Credit Facility

In August 2021, the Company entered into a credit facilty with Sprott for US$44,000 (the "Sprott Credit Facility") with a maturity date of July 31, 2022. The credit facility carries an annual interest rate of 7%, payable monthly. In connection with the Sprott Credit Facility, EMX paid cash fees of US$795 as an origination discount, and issued 450,730 common shares valued at $1,558 (US$1,235) or $3.46 (US$2.74) per share. For the year ended December 31, 2021, the Company recognized an interest expense of $2,474 on the loan which was calculated using an annual effective interest rate of 12.09% and included in finance expenses and other. Included in restricted cash as at December 31, 2021 was $1,906 (US$1,500) in funds held as a minimum cash balance as required under the agreement. The Sprott Credit Facility includes a general security agreement over select assets of EMX.

Subsequent to December 31, 2021, the Company entered into an amended agreement to extend the term of the the Sprott Credit Facility to December 31, 2024 (Note 20). In accordance with IAS 1 - Presentation of Financial Statements, the current presentation of the loan has not been adjusted for the subsequent amendment.

SSR VTB Note

In October 2021, as part of the purchase of the SSR Mining royalty portfolio (Note 9), the Company entered into a vendor take-back ("VTB") financing for up to US$8,000 which bears interest at 10% per annum for the first 180 days, and will increase to 13% per annum thereafter. The VTB Note has a maturity date of December 31, 2022. The VTB Note is unsecured and subordinated to the Sprott Credit Facility. Upon closing of the acquisition, the Company drew upon the financing and issued a note payable to SSR Mining in the amount of US$7,848.

Subsequent to the amended agreement with Sprott, the Company entered into an amendment to the postponement agreement with Sprott and SSR Mining to permit the prepayment of the VTB Note prior to the repayment of the Sprott Credit Facility, provided that no event of default has occurred or is continuing under the Sprott Credit Facility.

The following table summarizes the Company's loans payable as at December 31, 2021 and changes during the year then ended:

	Sprott Facility	SSR VTB Note	Total
Balance as at December 31, 2020	$-	$-	$-
Proceeds	52,933	9,682	62,615
Interest accretion	2,474	192	2,666
Repayments	(1,487)	-	(1,487)
Foreign exchange	341	283	624
Balance as at December 31, 2021	$54,261	$10,157	$64,418